Business Combinations - Summary of fair values of assets acquired and liabilities assumed (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Business Combination [Line Items]
Goodwill	¥ 460,034	$ 65,784	¥ 424,099	¥ 576,989
UFACTORY [Member]
Business Combination [Line Items]
Net assets acquired	95,942	13,720
Goodwill	35,935	5,139
Deferred tax liabilities	(5,610)	(802)
Non-controlling interests and mezzanine equity	(32,733)	(4,681)
Total	130,933	18,724
Beijing OrionStar [Member]
Business Combination [Line Items]
Net assets acquired	136,534
Goodwill	576,989
Deferred tax liabilities	(31,800)
Non-controlling interests and mezzanine equity	(120,588)
Total	773,135
Robot technology [Member] | Beijing OrionStar [Member]
Business Combination [Line Items]
Amortizable intangible assets	140,000
Large language model (LLM) technology [Member] | Beijing OrionStar [Member]
Business Combination [Line Items]
Amortizable intangible assets	57,000
Trademark [Member] | UFACTORY [Member]
Business Combination [Line Items]
Amortizable intangible assets	9,685	1,385
Trademark [Member] | Beijing OrionStar [Member]
Business Combination [Line Items]
Amortizable intangible assets	15,000
Customer relationship [Member] | UFACTORY [Member]
Business Combination [Line Items]
Amortizable intangible assets	24,014	3,434
Technology [Member] | UFACTORY [Member]
Business Combination [Line Items]
Amortizable intangible assets	¥ 3,700	$ 529